Bonuses and incentive compensation (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Compensation Related Costs [Abstract]
Bonus and incentive compensation	$ 862,863	$ 687,728	$ 862,863	$ 687,728